Basis of Presentation and General Information - Supplementary (Table) (Details)	12 Months Ended
Dec. 31, 2015
Capital Product Operating GP LLC
Subsidiary Of Limited Liability Company Or Limited Partnership
Date of Incorporation	Jan. 16, 2007
Crude Carriers Corp.
Subsidiary Of Limited Liability Company Or Limited Partnership
Date of Incorporation	Oct. 29, 2009
Date acquired by the Partnership	09/30/2011
Crude Carriers Operating Corp.
Subsidiary Of Limited Liability Company Or Limited Partnership
Date of Incorporation	Jan. 21, 2010
Date acquired by the Partnership	09/30/2011
Miltiadis M II Corp.
Subsidiary Of Limited Liability Company Or Limited Partnership
Date of Incorporation	Aug. 28, 2012